CONSOLIDATED BALANCE SHEETS (Parenthetical) (ILS)	Dec. 31, 2014	Dec. 31, 2013
CONSOLIDATED BALANCE SHEETS [Abstract]
Common stock, par value	0.3333	0.3333
Common stock, shares authorized	60,000,000	60,000,000
Common stock, shares issued	23,475,431	23,475,431
Common stock, shares outstanding	23,475,431	23,475,431
Treasury stock, shares	2,507,314	2,507,314